SUBSEQUENT EVENTS (Details) $ in Millions	Apr. 23, 2025 ARS ($)
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Nominal value allocated to optional reserve for future dividends	$ 153,810